Consolidated Statements of Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 29, 2012	Sep. 24, 2011	Sep. 25, 2010
Cash and cash equivalents, beginning of the year	$ 9,815	$ 11,261	$ 5,263
Operating activities:
Net income	41,733	25,922	14,013
Adjustments to reconcile net income to cash generated by operating activities:
Depreciation and amortization	3,277	1,814	1,027
Share-based compensation expense	1,740	1,168	879
Deferred income tax expense	4,405	2,868	1,440
Changes in operating assets and liabilities:
Accounts receivable, net	(5,551)	143	(2,142)
Inventories	(15)	275	(596)
Vendor non-trade receivables	(1,414)	(1,934)	(2,718)
Other current and non-current assets	(3,162)	(1,391)	(1,610)
Accounts payable	4,467	2,515	6,307
Deferred revenue	2,824	1,654	1,217
Other current and non-current liabilities	2,552	4,495	778
Cash generated by operating activities	50,856	37,529	18,595
Investing activities:
Purchases of marketable securities	(151,232)	(102,317)	(57,793)
Proceeds from maturities of marketable securities	13,035	20,437	24,930
Proceeds from sales of marketable securities	99,770	49,416	21,788
Payments made in connection with business acquisitions, net of cash acquired	(350)	(244)	(638)
Payments for acquisition of property, plant and equipment	(8,295)	(4,260)	(2,005)
Payments for acquisition of intangible assets	(1,107)	(3,192)	(116)
Other	(48)	(259)	(20)
Cash used in investing activities	(48,227)	(40,419)	(13,854)
Financing activities:
Proceeds from issuance of common stock	665	831	912
Excess tax benefits from equity awards	1,351	1,133	751
Dividends and dividend equivalent rights paid	(2,488)	0	0
Taxes paid related to net share settlement of equity awards	(1,226)	(520)	(406)
Cash (used in)/generated by financing activities	(1,698)	1,444	1,257
Increase/(decrease) in cash and cash equivalents	931	(1,446)	5,998
Cash and cash equivalents, end of the year	10,746	9,815	11,261
Supplemental cash flow disclosure:
Cash paid for income taxes, net	$ 7,682	$ 3,338	$ 2,697